As filed with the Securities and Exchange Commission on September 18, 2012
1933 Act Registration No. 333-141769
1940 Act Registration No. 811-09257
CIK No. 0001081039

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 10

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 38

LLANY Separate Account S for Flexible Premium Variable Life Insurance
(Exact Name of Registrant)

Lincoln Corporate Variable 5
Lincoln Corporate Commitment VUL

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
(Exact Name of Depositor)

100 Madison Street, Suite 1860
Syracuse, NY 13202
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, Including Area Code: (315) 428-8400

Robert O. Sheppard, Esquire
Lincoln Life & Annuity Company of New York
100 Madison Street, Suite 1860
Syracuse, NY 13202
(Name and Address of Agent for Service)

Copy to:
John L. Reizian
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103

Approximate Date of Proposed Public Offering: Continuous

Title of Securities being registered:
Indefinite Number of Units of Interest in Variable Life Insurance Contracts.

An indefinite amount of the securities being offered by the Registration
Statement has been registered pursuant to
Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the
Registrant for the fiscal year ending
December 31, 2011 was filed March 27, 2012.

It is proposed that this filing will become effective:
/x/ immediately upon filing pursuant to paragraph (b)
/ / on May 1, 2012 pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / on April 1, 2010 pursuant to paragraph (a)(1) of Rule 485.
/ / This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be
 October 29, 2012.

Supplement Dated September 18, 2012
To the Product Prospectuses for:

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Life Account S

Lincoln Corporate Commitment VUL Lincoln Corporate Variable 5

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

LLANY Separate Account S for Flexible Premium Variable Life Insurance

Lincoln Corporate Commitment VUL Lincoln Corporate Variable 5

The information in this supplement updates and amends certain information contained in the last product prospectus you received.  Keep this supplement with your prospectus for reference.

Effective October 8, 2012, the following fund will be available as a new investment option under your policy:

•
LVIP BlackRock Emerging Markets Index RPM Fund: To approximate as closely as practicable, before fees and expenses, the performance of a broad-based emerging markets index while seeking to control the level of portfolio volatility.

LINCOLN LIFE, THE SEPARATE ACCOUNT AND THE GENERAL ACCOUNT – Sub-Accounts and Funds.  This section outlines several fund name changes, sub-adviser changes, and investment objectives for certain funds. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.

Effective October 8, 2012, the following changes are being made to the last product prospectus you received:

LVIP Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation

•	LVIP BlackRock Equity Dividend RPM Fund*
(sub-advised by BlackRock Investment Management LLC)
(formerly LVIP Wells Fargo Intrinsic Value Fund)
•	LVIP BlackRock Emerging Markets Index RPM Fund*
(sub-advised by BlackRock Investment Management LLC)
(This fund will be available on or about October 8, 2012. Consult your financial adviser.)
•	LVIP Columbia Small-Mid Cap Growth RPM Fund*
(sub-advised by Columbia Management Investment Advisers, LLC)
(formerly LVIP Turner Mid-Cap Growth Fund)
•	LVIP JPMorgan High Yield Fund
(formerly J.P. Morgan High Yield Fund)
•	LVIP JPMorgan Mid Cap Value RPM Fund*
(sub-advised by J.P. Morgan Investment Management Inc.)
(formerly LVIP Columbia Value Opportunities Funds
•	LVIP SSgA Global Tactical Allocation RPM Fund*
(formerly LVIP SSgA Global Tactical Allocation Fund)
•	LVIP Templeton Growth RPM Fund*
(formerly LVIP Templeton Growth Fund)
•	LVIP UBS Large Cap Growth RPM Fund*
(sub-advised by UBS Global Asset Management (Americas) Inc.)
(formerly LVIP Janus Capital Appreciation Fund)
•	LVIP Clarion Global Real Estate Fund
(sub-advised by CBRE CLARION SECURITIES LLC)
(formerly LVIP Cohen & Steers Global Real Estate Fund)

* The Fund's RPM strategy is not a guarantee the Fund's shareholders may experience losses.  The Fund employs hedging strategies designed to manage overall portfolio volatility. The cost of these hedging strategies could limit the upside participation of the Fund in rising equity markets relative to un-hedged funds.

While there are no changes to the following funds, the descriptions of their investment objectives have been re-stated to more closely align with the way the objectives are stated in the underlying fund prospectuses.

Delaware VIP® Trust
•	Small Cap Value Series: Capital Appreciation
•	Smid Cap Growth Series: Long-Term Capital Appreciation

For additional information about the funds, please refer to the funds’ prospectuses.

PART B – SAI AND FINANCIALS

The Prospectus and Statement of Additional Information, including the financial statements of Lincoln Life & Annuity Company of New York and the financial statements of LLANY Separate Account S for Flexible Premium Variable Life, as submitted with Post-Effective Amendment No. 9 to Registration Statement on Form N-6 filed on April 24, 2012 (File No. 333-141769), are incorporated herein by reference.

PART C - OTHER INFORMATION

Item 26. EXHIBITS

(1) Resolution of the Board of Directors of Lincoln Life & Annuity Company of New York and related documents authorizing establishment of the Account.(1)

(2) N/A

(3) Selling Group Agreement between Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc.(3)

(4)       (a) Policy Form LN939 NY(12)

(b) Term Insurance Rider-Policy Form LR526 NY(9)

(c) Load Amortization Rider-Policy Form LR853 NY(12)

(d) Change of Insured Employee Benefit Rider-Policy Form LR493 NY(9)

(e) Adjustable Benefit Enhancement Rider(11)

(5)       (a) Application Part I-B58NY(15)

(b) Application Part II (Corporate/Individual Owner)-B59NY(15)

(c) Consent Forms B10457NY and B10458NY(15)

(6)       (a) Articles of Incorporation of Lincoln Life & Annuity Company of New York(2)

(b) Bylaws of Lincoln Life & Annuity Company of New York(2)

(7) Reinsurance Contracts(7)

(8) Fund Participation Agreements, and amendments thereto, between Lincoln Life & Annuity Company of New York and:

(a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds).(13)

(b) AllianceBernstein Variable Products Series Fund, Inc.(16)

(c) American Century Investments Variable Portfolios, Inc.(13)

(d) American Funds Insurance Series(16)

(e) BlackRock Variable Series Fund, Inc.(13)

(f) Delaware VIP Trust(16)

(g) DWS Investments VIT Funds(8)

(h) DWS Variable Series II(16)

(i) Fidelity Variable Insurance Products(16)

(j) Franklin Templeton Variable Insurance Products Trust(13)

(k) Goldman Sachs Variable Insurance Trust.(16)

(l) Janus Aspen Series(8)

(m) Lincoln Variable Insurance Products Trust(16)

(n) M Fund, Inc.(10)

(o) MFS Variable Insurance Trust(16)

(p) Neuberger Berman Advisers Management Trust(10)

(q) PIMCO Variable Insurance Trust(13)

(r) T. Rowe Price Equity Series, Inc.(17)

(9)       (a) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York6)

(b) Amended and Restated Service Agreement by and between Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company, effective January 1, 2004.(4)

(10) Not applicable.

(11) Opinion and Consent of John L. Reizian, Esq. (Filed Herewith)

(12) Not Applicable.

(13) Not Applicable.

(14) Consent of Ernst & Young LLP, Independent Registered Public Accounting
Firm.

(15) Not applicable.

(16) Not applicable.

(17) Compliance Procedures(14)
--------------
(1) Incorporated by reference to Initial Registration Statement on Form N-8B-2 (File No. 811-08651) filed on February 11, 1998.

(2) Incorporated by reference to Post-Effective Amendment No. 17 on Form N-6 to Registration Statement on Form S-6 (File No. 333-77496) filed on April 2, 2007.

(3) Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-145531) filed on November 16, 2007.

(4) Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File 333-84684) filed on April 7, 2004.

(5) Incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File No. 333-170695) filed on March 30, 2012.

(6) Incorporated by reference to Registration Statement on Form N-4 (File No.333-147673) filed on November 28, 2007.

(7) Incorporated by reference to Initial Registration Statement on Form N-6 (File No. 333-148917) filed on January 29, 2008.

(8) Incorporated by reference to Post-Effective Amendment No. 7 on Form N-6 (File No. 333-155333) filed on April 1, 2010.

(9) Incorporated by reference to Initial Registration Statement on Form N-6 (File No. 333-107461) filed on July 30, 2003.

(10) Incorporated by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-141769) filed on April 2, 2008.

(11) Incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-104719) filed on August 23, 2004.

(12) Incorporated by reference to Initial Registration Statement on Form N-6 (File No. 333-125794) filed on June 14, 2005.

(13) Incorporated by reference to Post-Effective Amendment No. 14 on Form N-6 (File No. 333-155333) filed on April 1, 2011.

(14) Incorporated by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-146507) filed on April 3, 2012.

(15) Incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-141769) filed on April 2, 2009.

(16) Incorporated by reference to Post-Effective Amendment No. 16 on Form N-4 (File No. 333-155333) filed on April 3, 2012.

(17)         (a) T. Rowe Price International Series, Inc and T. Rowe Price Investment Services, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-10805) filed on September 30, 1996. (Fund Participation Agreement)

(b) T. Rowe Price International Series, Inc, and T. Rowe Price Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-10805) filed on April 16, 2003. (Amendment)

Item 27. Directors and Officers of the Depositor

Name                                                             Positions and Offices with Depositor
--------------------------------                                             -------------------------------------------------------

Dennis R. Glass**                                                      President and Director
Charles C. Cornelio**	Executive Vice President and Chief Administrative Officer and Director
George W. Henderson, III                                         Director
Granville Capital
300 North Greene Street
Greensboro, NC 27401
Mark E. Konen**                                                      Executive Vice President and Director
M. Leanne Lachman                                                 Director
870 United Nations Plaza, #19-E
New York, NY 10017
Louis G. Marcoccia                                                  Director
Senior Vice President
Syracuse University
Crouse-Hinds Hall, Suite 620
900 South Crouse Avenue
Syracuse, NY 13244
Patrick S. Pittard                                                       Director
20 Cates Ridge
Atlanta, GA 30327
Robert O. Sheppard*	Second Vice President, Secretary and General Counsel
Randal J. Freitag**	Executive Vice President, Chief Financial Officer and Director

* Principal business address is 100 Madison Street, Suite 1860, Syracuse, NY 13202

** Principal business address is 150 Radnor Chester Road, Radnor, PA 19087

*** Principal business address is 100 North Greene Street, Greensboro, NC 27401

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

Organizational Chart of the Lincoln National Corporation Insurance Company Holding Company System (5)

Item 29. Indemnification

(a) Brief description of indemnification provisions:

In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.

In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln New York.

Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions.  Indemnification is permitted by, and is subject to the requirements of, New York law.

 (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter

(a) Lincoln Financial Distributors, Inc. is the principal underwriter for Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln New York Account N for Variable Annuities; LLANY Separate Account R for Flexible Premium Variable Life; Lincoln New York Account T Variable Annuity; and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.

(b) Officers and Directors of Lincoln Financial Distributors, Inc.:

Name                                                  Positions and Offices with Underwriter
-------------------------                                            ------------------------------------------------

Wilford H. Fuller*                                            President, Chief Executive Officer and Director
Patrick J. Caulfield***                                    Vice President and Chief Compliance Officer
Joel Schwartz*                                                 Vice President and Director
Jeffrey D. Coutts*                                           Senior Vice President and Treasurer
Thomas O'Neil*                                               Senior Vice President and Director
Linda Woodward**                                        Secretary
Keith J. Ryan**                                               Vice President and Chief Financial Officer

* Principal business address is 150 Radnor Chester Road, Radnor, PA 19087

** Principal business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

*** Principal business address is 350 Church Street, Hartford, CT 06103

(c)  N/A

Item 31. Location of Accounts and Records

Books of Account and corporate records are maintained by Lincoln Life & Annuity Company of New York, 100 Madison Street, Suite 1860, Syracuse, New York 13202.  All other accounts, books, and documents, except accounting records, required to be maintained by the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 S. Clinton Street, Fort Wayne, Indiana 46802 and One Granite Place, Concord, New Hampshire 03301. The accounting records are maintained by Bank of New York Mellon, N.A., One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania 15258.Andesa Services, Inc., 3435 Winchester Road, Suite 401, Allentown, Pennsylvania, will act as a Transfer Agent on behalf of Lincoln Life as it relates to the policies described in this Prospectus. In the role of a Transfer Agent, Andesa will perform administrative functions, such as decreases, increases, surrenders and partial surrenders, fund allocation changes and transfers on behalf of the Company. Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

Lincoln Life represents that the fees and charges deducted under the policies,  the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, LLANY Separate Account S for Flexible Premium Variable Life Insurance, has duly caused this Post-Effective Amendment Number 10 to the Registration Statement (File No.: 333-141769; 811-09257; CIK: 0001081039) on Form N-6 to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut, on the 11th day of September, 2012.  Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.

LLANY Separate Account S for Flexible Premium Variable Life Insurance
(Registrant)

/s/ Douglas K. Noble
By _______________________________
      Douglas K. Noble
      Vice President
      Lincoln Life & Annuity Company of New York

Lincoln Life & Annuity Company of New York
(Depositor)

/s/ Douglas K. Noble
By ________________________________
     Douglas K. Noble
     Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment Number 10 to the Registration Statement (File No.: 333-141769; 811-09257; CIK: 0001081039) has been signed below on September 11, 2012, by the following persons, as officers and directors of the Depositor, in the capacities indicated:

Signature                                                                Title

/s/ Dennis R. Glass *
______________________________	President
Dennis R. Glass

/s/ Charles C. Cornelio *
______________________________                                                                           Executive Vice President; Chief Administration Officer and Director
Charles C. Cornelio

______________________________                                                                           Exeucutive Vice President, Chief Investment Officer and Director
Ellen Cooper

/s/ Randal J. Freitag *
______________________________                                                                           Executive Vice President, Chief Financial Officer and Director
Randal J. Freitag

/s/ George W. Henderson, III *
______________________________                                                                           Director
George W. Henderson, III

/s/ Mark E. Konen *
______________________________                                                                           Executive Vice President and Director
Mark E. Konen

/s/ M. Leanne Lachman *
______________________________                                                                           Director
M. Leanne Lachman

/s/ Louis G. Marcoccia *
______________________________                                                                           Director
Louis G. Marcoccia

/s/ Patrick S. Pittard *
_____________________________                                                                           Director
Patrick S. Pittard

/s/ John L. Reizian
*By:________________________________________
John L. Reizian
Attorney-in-Fact, pursuant to a Power-of-Attorney
filed with this Registration Statement
POWER OF ATTORNEY

We, the undersigned directors and/or officers of Lincoln Life & Annuity Company of New York, hereby constitute and appoint Delson R. Campbell, Scott C. Durocher, Kimberly A. Genovese, Daniel P. Herr, Donald E. Keller, Brian A. Kroll, John L. Reizian, Lawrence A. Samplatsky, Stephen R. Turer and John D. Weber, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any Registration Statements and any and all amendments to Registration Statements; including exhibits, or other documents filed on Forms N-6 or N-4 or any successors or amendments to these Forms, filed with the Securities and Exchange Commission, under the Securities Act of 1933 and/or Securities Act of 1940, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any amendment to said Registration Statements as follows:

Variable Life Insurance Separate Accounts:
Lincoln Life & Annuity Flexible Premium Variable Life Account M: File No. 333-141782, 333-141788, 333-141789, 333-141785, 333-141790, 333-141779, 333-141767, 333-141771, 333-141775, 333-148917; 333-155333;
333-170383; 811-08559
LLANY Separate Account R for Flexible Premium Variable Life: File No. 333-141780, 333-141784, 333-141786,
333-141768, 333-141772, 333-141776; 333-149053; 811-08651
LLANY Separate Account S for Flexible Premium Variable Life: File No. 333-141777, 333-141773, 333-141769;
811-09257
Lincoln Life & Annuity Flexible Premium Variable Life Account Y: File No. 333-141781, 333-141783, 333-141787, 333-141770, 333-141774, 333-141778; 333-159954, 811-21029
Lincoln Life & Annuity Flexible Variable Life Account JA-B: 033-77496; 811-08470

Variable Life Insurance Separate Accounts:
Lincoln Life & Annuity Variable Annuity Account H: 333-141756, 333-141758, 333-141761, 333-141754,
333-141763, 333-141766, 333-171097; 333-176216; 811-08441
Lincoln Life & Annuity Variable Annuity Account L: 333-141755; 811-07785
Lincoln New York Account N for Variable Annuities: 333-141752, 333-141757, 333-141759, 333-141760,
333-141762, 333-145531, 333-149449; 333-171096; 333-175691; 333-176213; 333-181616; 333-181617; 811-09763

Except as otherwise specifically provided herein, the power-of-attorney granted herein shall not in any manner revoke in whole or in part any power-of-attorney that each person whose signature appears below has previously executed.  This power-of-attorney shall not be revoked by any subsequent power-of-attorney each person whose signature appears below may execute, unless such subsequent power specifically refers to this power-of-attorney or specifically states that the instrument is intended to revoke all prior general powers-of-attorney or all prior powers-of-attorney.

This Power-of-Attorney may be executed in separate counterparts each of which when executed and delivered shall be an original; but all such counterparts shall together constitute one and the same instrument.  Each counterpart may consist of a number of copies, each signed by less than all, but together signed by all, of the undersigned.

Signature                                                                   Title

/s/ Dennis R. Glass
______________________________	President and Director
Dennis R. Glass

 /s/ Charles C. Cornelio
______________________________                          Executive Vice President; Chief Administration Officer and Director
Charles C. Cornelio

______________________________                         Executive Vice President, Chief Investment Officer and Director
Ellen Cooper

/s/ Randal J. Freitag
______________________________                          Executive Vice President; Chief Financial Officer and Director
Randal J. Freitag

/s/ George W. Henderson, III
______________________________                          Director
George W. Henderson, III

/s/ Mark E. Konen
______________________________                          Executive Vice President and Director
Mark E. Konen

/s/ M. Leanne Lachman
______________________________                          Director
M. Leanne Lachman

/s/ Louis G. Marcoccia
______________________________                          Director
Louis G. Marcoccia

/s/ Pitrick S. Pittard
_____________________________                             Director
Patrick S. Pittard

We, Delson R. Campbell, Scott C. Durocher, Kimberly A. Genovese, Daniel P. Herr, Donald E. Keller, Brian A. Kroll, John L. Reizian, Lawrence A. Samplatsky, Stephen R. Turer and John D. Weber, have read the foregoing Power of Attorney.  We are the person(s) identified therein as agent(s) for the principal named therein.  We acknowledge our legal responsibilities.

/s/ Delson R. Campbell
____________________________________
Delson R. Campbell

/s/ Scott C. Durocher
____________________________________
Scott C. Durocher

/s/ Kimberly A. Genovese
____________________________________
Kimberly A. Genovese

/s/ Daniel P. Herr
____________________________________
Daniel P. Herr

/d/ Donald E. Keller
____________________________________
Donald E. Keller

/s/ Brian A. Kroll
____________________________________
Brian A. Kroll

/s/ John L. Reizian
____________________________________
John L. Reizian

/s/ Lawrence A. Samplatsky
____________________________________
Lawrence A. Samplatsky

/s/ Stephen R. Turer
____________________________________
Stephen R. Turer

/s/ John D. Weber
____________________________________
John D. Weber